SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity

	2020		2019		2018
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	343,451	$8.79	508,493	$9.58	580,185	$9.64
Granted	--		--		--	--
Exercised	(308,479)	8.14	(163,375)	11.28	(70,271)	10.19
Terminated	(667)	9.90	(667)	9.90	(921)	9.82
Forfeited	(1,500)	4.42	(1,000)	4.42	(500)	4.42
Outstanding as of end of year	32,805	15.28	343,451	8.79	508,493	9.58
Options exercisable as of end of year	32,805	$15.28	343,451	$8.79	485,579	$9.46

Schedule of Restricted Shares Units Activity

ii. RSUs awards:

	2020		2019		2018
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	2,013,613	$19.13	1,599,296	$22.27	1,245,889	$21.29
Granted	1,105,155	19.86	1,159,881	18.06	977,667	20.80
Converted	(806,993)	20.45	(484,665)	23.91	(602,423)	17.86
Forfeited	(88,732)	18.62	(260,899)	21.19	(21,837)	22.11
Outstanding as of end of year	2,223,043	$19.45	2,013,613	$19.13	1,599,296	$22.27

Schedule of Information about Share Options Outstanding

The following table summarizes information about employees’ share options outstanding as of December 31, 2020:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$12.00 - 17.16	32,805	1.60	$15.28	32,805	$15.28

Schedule of Intrinsic and Fair Values for Options Exercised
	Year ended December 31,
	2020	2019	2018
The intrinsic value of options exercised	$4,429	$1,824	$1,416
The original fair value of options exercised	$1,018	$665	$302

Schedule of Intrinsic and Fair Values for RSU's Exercised
	Year ended December 31,
	2020	2019	2018
The intrinsic value of converted RSUs	$15,971	$8,207	$15,840
The original fair value of converted RSUs	$16,506	$11,588	$10,761

Schedule of Stock-Based Compensation Expense in Statement of Operations

Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2020	2019	2018
Cost of goods	$5,197	$4,529	$3,141
Research and development, net	3,568	2,900	2,533
Marketing, general and administrative	8,223	7,119	6,987
Total stock-based compensation expense	$16,988	$14,548	$12,661